Carrying values of vessels, vessels under construction and goodwill Construction in progress rollforward (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction	0
Interest costs capitalised	$ 1.4	$ 2.8	$ 0.2